INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of December 31,
	2023	2024
Land used right	$335,263	$602,703
Software	136,300	127,280
Less: accumulated amortization	(171,766)	(206,137)
Intangible assets, net	$299,797	$523,846

For the years ended December 31, 2022, 2023 and 2024, amortization expenses amounted to US$20,915, US$17,270 and US$13,824, respectively. Future estimated amortization expenses of intangible assets are as follows:

For the fiscal years ending December 31,	Amount
2025	12,069
2026	12,069
2027	12,062
2028	12,054
2029	12,054
Thereafter	463,538
Total	$523,846

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)